UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Green & Smith Investment Management L.L.C.
              ------------------------------------------
Address:      100 Summit Lake Drive
              ---------------------
              Valhalla, NY 10595
              ------------------

Form 13F File Number:      28-11493


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bruce Rubin
              -----------
Title:        Chief Operating Officer and Chief Compliance Officer
              ----------------------------------------------------
Phone:        914-741-5600
              ------------

Signature, Place, and Date of Signing:

   /s/ Bruce Rubin                   Valhalla, New York               8/15/11
---------------------------------    -------------------------        -------
[Signature]                                [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


      Form 13F File Number         Name

      28-14257                     Westchester Capital Management, LLC